SCHEDULE OF DEFERRED REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Balance, beginning of year	$ 253,902	$ 11,803
Deferral of revenue		253,902
Recognition of deferred revenue	(253,902)	(11,803)
Balance, end of year		$ 253,902